Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Operating Leases	Future minimum payments under operating leases for office space and vehicles are as follows:

2016	$195,492
2017	$201,545
2018	$169,419